Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

10.           Property, plant and equipment

10.1.        Breakdown of balances

	Average annual depreciation rates (%)	Cost	Accumulated depreciation	Net balance December 31, 2022
Furniture and fixtures	10	724	(358)	366
Leasehold improvements	10	1,607	(1,100)	507
Data processing equipment	20	26,541	(12,548)	13,993
Right of use – leases	20 to 30	5,313	(709)	4,604
Machinery and equipment	10	374	(294)	80
Other fixed assets	10 to 20	158	(118)	40
Total		34,717	(15,127)	19,590

	Average annual depreciation rates (%)	Cost	Accumulated depreciation	Net balance December 31, 2021
Furniture and fixtures	10	1,169	(597)	572
Leasehold improvements	10	2,177	(1,086)	1,091
Data processing equipment	20	19,091	(9,061)	10,030
Right of use – leases	20 to 30	6,943	(3,097)	3,846
Machinery and equipment	10	408	(330)	78
Other fixed assets	10 to 20	332	(217)	115
Total		30,120	(14,388)	15,732

10.2.   Changes in property, plant and equipment

	Average annual depreciation rates %	December 31, 2021	Additions	Additions due to acquisitions	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2022
Furniture and fixtures		1,169	-	384	(783)	(23)	(23)	724
Leasehold improvements		2,177	-	759	(1,328)	-	(1)	1,607
Data processing equipment		19,091	7,175	1,161	(863)	197	(220)	26,541
Right of use – leases		6,943	7,139	-	(8,769)	-	-	5,313
Machinery and equipment		408	23	-	(57)	-	-	374
Other fixed assets		332	2	5	(113)	(35)	(33)	158
Cost		30,120	14,339	2,309	(11,913)	139	(277)	34,717
Furniture and fixtures	10	(597)	(148)	-	363	12	12	(358)
Leasehold improvements	10	(1,086)	(251)	-	237	-	-	(1,100)
Data processing equipment	20	(9,061)	(4,590)	-	1,067	(163)	199	(12,548)
Right of use – leases	20 to 30	(3,097)	(2,432)	-	4,820	-	-	(709)
Machinery and equipment	10	(330)	(19)	-	55	-	-	(294)
Other fixed assets	10 to 20	(217)	(28)	-	95	17	15	(118)
(-) Accumulated depreciation		(14,388)	(7,468)	-	6,637	(134)	226	(15,127)
Total		15,732	6,871	2,309	(5,276)	5	(51)	19,590

	Average annual depreciation rates %	December 31, 2020	Additions	Additions due to acquisitions	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2021
Furniture and fixtures		1,374	31	160	(413)	22	(4)	1,169
Leasehold improvements		1,674	18	465	-	27	(7)	2,177
Data processing equipment		14,277	5,093	935	(1,024)	86	(276)	19,091
Right of use – leases		4,967	959	1,817	(800)	-	-	6,943
Machinery and equipment		515	-	1	(108)	-	-	408
Other fixed assets		309	5	26	(8)	-	-	332
Cost		23,116	6,105	3,404	(2,353)	135	(287)	30,120
Furniture and fixtures	10	(604)	(153)	-	172	(12)	-	(597)
Leasehold improvements	10	(847)	(225)	-	-	(17)	3	(1,086)
Data processing equipment	20	(6,229)	(2,860)	-	69	(73)	32	(9,061)
Right of use – leases	20 to 30	(2,347)	(2,228)	-	1,478	-	-	(3,097)
Machinery and equipment	10	(411)	(17)	-	97	-	1	(330)
Other fixed assets	10 to 20	(183)	(38)	-	4	-	-	(217)
(-) Accumulated depreciation		(10,621)	(5,521)	-	1,820	(102)	36	(14,388)
Total		12,495	585	3,404	(533)	33	(252)	15,732

The Company has completed its annual impairment testing of property, plant and equipment in the year ended December 31, 2022 and determined that there were no impairment losses to be recognized.